Schedule of Remuneration of Directors and Other Members of Key Management Personnel (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Notes and other explanatory information [abstract]
Short-term benefits	$ 948,874	$ 1,355,048	$ 4,677,008	$ 2,473,981
Shared-based payments	1,151,269	471,665	3,093,602	1,385,945
Total	$ 2,100,143	$ 1,826,713	$ 7,770,610	$ 3,859,926